Borrowings and leases - Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes from financing cash flows
Proceeds from borrowings, net	€ 1,008	€ 694	€ 0
Changes in short-term borrowings	0	0	(285)
Repayments on third party borrowings	(1,207)	(1,159)	(938)
Payments of principal on lease obligations	(157)	(148)	(153)
Interest paid	(249)	(182)	(130)
Dividends paid	(910)	(841)	(763)
Other financing activities, net	(23)	(16)	(20)
Settlement of debt-related cross currency swaps	66	69	0
Other non-cash changes
Commercial papers issued	10,074	6,810	2,464
Commercial papers repayments	10,074	6,810	2,749
Total
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,502	11,902	13,111
Changes from financing cash flows
Acquisition of CCBPI	69
Proceeds from borrowings, net	1,008	694
Changes in short-term borrowings	0	0	(285)
Repayments on third party borrowings	(1,207)	(1,159)	(938)
Payments of principal on lease obligations	(157)	(148)	(153)
Interest paid	(249)	(182)	(130)
Dividends paid	(910)	(841)	(763)
Other financing activities, net			(1)
Settlement of debt-related cross currency swaps	66	69
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	6	5	3
Other non-cash movements	1,342	1,199	1,083
Movement as a result of fair value hedges	29	40	(161)
Changes in fair values	(59)	25	45
Currency translations	20	(102)	91
Reclassifications	0	0	0
Total changes	(42)	(400)	(1,209)
Ending balance	11,460	11,502	11,902
Current portion of borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,300	1,336	1,350
Changes from financing cash flows
Acquisition of CCBPI	63
Proceeds from borrowings, net	32	0
Changes in short-term borrowings	0	0	(285)
Repayments on third party borrowings	(1,207)	(1,159)	(938)
Payments of principal on lease obligations	(157)	(148)	(153)
Interest paid	(21)	(17)	(14)
Dividends paid	0	0	0
Other financing activities, net			(1)
Settlement of debt-related cross currency swaps	0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	(1)	0	(1)
Other non-cash movements	53	93	34
Movement as a result of fair value hedges	0	0	11
Changes in fair values	0	0	0
Currency translations	33	(40)	0
Reclassifications	1,296	1,235	1,333
Total changes	91	(36)	(14)
Ending balance	1,391	1,300	1,336
Borrowings, less current portion
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	10,096	10,571	11,790
Changes from financing cash flows
Acquisition of CCBPI	6
Proceeds from borrowings, net	976	694
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	0	0	0
Other financing activities, net			0
Settlement of debt-related cross currency swaps	0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	7	5	4
Other non-cash movements	135	98	171
Movement as a result of fair value hedges	29	40	(172)
Changes in fair values	0	0	0
Currency translations	(13)	(77)	111
Reclassifications	(1,296)	(1,235)	(1,333)
Total changes	(156)	(475)	(1,219)
Ending balance	9,940	10,096	10,571
Interest payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	73	74	78
Changes from financing cash flows
Acquisition of CCBPI	0
Proceeds from borrowings, net	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	(228)	(165)	(116)
Dividends paid	0	0	0
Other financing activities, net			0
Settlement of debt-related cross currency swaps	0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Other non-cash movements	243	164	112
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translations	0	0	0
Reclassifications	0	0	0
Total changes	15	(1)	(4)
Ending balance	88	73	74
Derivatives (assets)/ liabilities to hedge borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	28	(83)	(110)
Changes from financing cash flows
Acquisition of CCBPI	0
Proceeds from borrowings, net	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	0	0	0
Other financing activities, net			0
Settlement of debt-related cross currency swaps	66	69
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Other non-cash movements	0	0	0
Movement as a result of fair value hedges	0	0	0
Changes in fair values	(59)	25	45
Currency translations	0	17	(18)
Reclassifications	0	0	0
Total changes	7	111	27
Ending balance	35	28	(83)
Dividend payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5	4	3
Changes from financing cash flows
Acquisition of CCBPI	0
Proceeds from borrowings, net	0	0
Changes in short-term borrowings	0	0	0
Repayments on third party borrowings	0	0	0
Payments of principal on lease obligations	0	0	0
Interest paid	0	0	0
Dividends paid	(910)	(841)	(763)
Other financing activities, net			0
Settlement of debt-related cross currency swaps	0	0
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	0	0	0
Other non-cash movements	911	844	766
Movement as a result of fair value hedges	0	0	0
Changes in fair values	0	0	0
Currency translations	0	(2)	(2)
Reclassifications	0	0	0
Total changes	1	1	1
Ending balance	€ 6	€ 5	€ 4